STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY (Unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance, amount	$ (3,105,770)	$ (3,907,310)
Stock based compensation, amount	117,587	125,544
Net income, amount	(1,568,813)	675,996
Issuance of Common Stock, amount	158,125
Exercise of stock options, amount	98,930
Warrants issued, amount	202,052
Balance, amount	$ (4,097,889)	$ (3,105,770)
Common Stock
Balance, shares	29,061,883	29,061,883
Balance, amount	$ 29,061	$ 29,061
Stock based compensation, amount	0	0
Net income, amount	0	$ 0
Stock based compensation, amount	$ 0
Issuance of Common Stock, shares	1,250,000
Issuance of Common Stock, amount	$ 1,250
Exercise of stock options, shares	2,389,000
Exercise of stock options, amount	$ 2,389
Warrants issued, amount	$ 0
Balance, shares	32,700,883	29,061,883
Balance, amount	$ 32,700	$ 29,061
Additional Paid-In Capital
Balance, amount	30,763,717	30,638,173
Stock based compensation, amount	117,587	125,544
Net income, amount	0	0
Issuance of Common Stock, amount	156,875
Exercise of stock options, amount	96,541
Warrants issued, amount	202,052
Balance, amount	31,336,772	30,763,717
Accumulated Deficit
Balance, amount	(33,898,548)	(34,574,544)
Stock based compensation, amount	0	0
Net income, amount	(1,568,813)	675,996
Issuance of Common Stock, amount	0
Exercise of stock options, amount	0
Warrants issued, amount	0
Balance, amount	$ (35,467,361)	$ (33,898,548)